Schedule of Income Tax Rates to Profit or Loss Before Income Tax Expense (Details) (Paranthetical)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Applicable tax rate	17.00%	17.00%